Note 10 - Income Taxes	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Income Tax Disclosure [Text Block]
10 .	Income Taxes

We have incurred net operating losses since inception. We have not
reflected the benefit of net operating loss carryforwards in the accompanying financial statements and have established a full valuation allowance against our deferred tax assets.

At
December 31, 2019
and
2018,
the Company had an income tax receivable of
$361,000
and
$332,000,
respectively, comprised of refundable tax incentives related to research and development activities of our subsidiary Sun BioPharma Australia Pty Ltd.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes as well as operating losses and tax credit carryforwards.

The significant components of our deferred tax assets and liabilities are as follows (in thousands):

	December 31,
Deferred tax assets (liabilities)	2019	2018

Net operating loss carryforwards	$6,307	$4,807
Research credit carryforwards	235	235
Stock-based compensation	1,230	971
Other	72	71
Deferred tax assets	7,844	6,084
Valuation allowance	(7,844)	(5,801)
Deferred tax assets, net of valuation allowance	-	283
Beneficial conversion feature, net	-	(283)
Deferrred tax liabilities	-	(283)

Net deferred tax asset	$-	$-

Realization of the future tax benefits is dependent on our ability to generate sufficient taxable income within the carry-forward period. Because of our history of operating losses, management believes that the deferred tax assets arising from the above-mentioned future tax benefits are currently not
likely to be realized and, accordingly, we have provided a full valuation allowance.

A reconciliation of the statutory tax rates and the effective tax rates is as follows:

	Year Ended December 31,
	2019	2018
Statutory rate	21.0%	21.0%
Permanent differences	(5.9)	0.1
Change in effective tax rate	-	0.6
Valuation allowance	(32.4)	(22.6)
Foreign research incentives	5.7	5.7
Deferred true-up	16.3	-
Other	1.0	0.9
Effective rate	5.7%	5.7%

Net operating losses and tax credit carryforwards as of
December
31,
2019,
are as follows:

	Amount (in thousands)	Expiration Years
Net operating losses--federal	12,958	Expires beginning 2031
2019 net operating loss -- federal	3,153	Never expires
Tax credits--federal	235	Beginning 2041

Utilization of the net operating loss carryforwards and credits may
be subject to a substantial annual limitation due to the ownership change limitations provided by the IRC, and similar state provisions. We have not
performed a detailed analysis to determine whether an ownership change under Section
382
of the IRC has occurred. The effect of an ownership change would be the imposition of an annual limitation on the use of net operating loss carryforwards attributable to periods before the change.

The Company is subject to taxation in the United States and Australia. Tax returns for the year ended
December 31, 2015
and thereafter are subject to examinations by federal and state tax authorities. Tax returns of Sun BioPharma Australia Pty Ltd. for the year ended
December
31,
2014
and thereafter are subject to examination by the Australian tax authorities.